Shareholder Report	6 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BlackRock Unconstrained Equity Fund
Entity Central Index Key	0001324285
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000007415 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Unconstrained Equity Fund
Class Name	Institutional Shares
Trading Symbol	MAEGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Unconstrained Equity Fund (the “Fund”) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$47	0.93%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.93%	[1]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Institutional Shares	1.17%	23.90%	11.70%	9.30%
MSCI World Index	11.13	33.68	12.03	9.78

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,353,308,565
Holdings Count | Holding	24
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,353,308,565
Number of Portfolio Holdings	24
Portfolio Turnover Rate	22%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
United States	73.5%
Denmark	8.5%
France	7.4%
Netherlands	6.8%
Italy	3.5%
United Kingdom	0.8%
Liabilities in Excess of Other Assets	(0.5)%
Ten largest holdings
Security(a)	Percent of Net Assets
Microsoft Corp.	9.5%
Novo Nordisk A/S, Class B	8.5%
ASML Holding NV	6.8%
Meta Platforms, Inc., Class A	5.6%
S&P Global, Inc.	5.5%
Masimo Corp.	5.0%
Visa, Inc., Class A	5.0%
Mastercard, Inc., Class A	4.9%
Cadence Design Systems, Inc.	4.9%
Alphabet, Inc., Class C	4.7%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Microsoft Corp.	9.5%
Novo Nordisk A/S, Class B	8.5%
ASML Holding NV	6.8%
Meta Platforms, Inc., Class A	5.6%
S&P Global, Inc.	5.5%
Masimo Corp.	5.0%
Visa, Inc., Class A	5.0%
Mastercard, Inc., Class A	4.9%
Cadence Design Systems, Inc.	4.9%
Alphabet, Inc., Class C	4.7%
(a)	Excludes short-term securities.

C000007412 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Unconstrained Equity Fund
Class Name	Investor A Shares
Trading Symbol	MDEGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Unconstrained Equity Fund (the “Fund”) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$59	1.16%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.16%	[2]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor A Shares	1.11%	23.76%	11.43%	9.03%
Investor A Shares (with sales charge)	(4.20)	17.26	10.23	8.44
MSCI World Index	11.13	33.68	12.03	9.78

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,353,308,565
Holdings Count | Holding	24
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,353,308,565
Number of Portfolio Holdings	24
Portfolio Turnover Rate	22%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
United States	73.5%
Denmark	8.5%
France	7.4%
Netherlands	6.8%
Italy	3.5%
United Kingdom	0.8%
Liabilities in Excess of Other Assets	(0.5)%
Ten largest holdings
Security(a)	Percent of Net Assets
Microsoft Corp.	9.5%
Novo Nordisk A/S, Class B	8.5%
ASML Holding NV	6.8%
Meta Platforms, Inc., Class A	5.6%
S&P Global, Inc.	5.5%
Masimo Corp.	5.0%
Visa, Inc., Class A	5.0%
Mastercard, Inc., Class A	4.9%
Cadence Design Systems, Inc.	4.9%
Alphabet, Inc., Class C	4.7%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Microsoft Corp.	9.5%
Novo Nordisk A/S, Class B	8.5%
ASML Holding NV	6.8%
Meta Platforms, Inc., Class A	5.6%
S&P Global, Inc.	5.5%
Masimo Corp.	5.0%
Visa, Inc., Class A	5.0%
Mastercard, Inc., Class A	4.9%
Cadence Design Systems, Inc.	4.9%
Alphabet, Inc., Class C	4.7%
(a)	Excludes short-term securities.

C000007414 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Unconstrained Equity Fund
Class Name	Investor C Shares
Trading Symbol	MCEGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Unconstrained Equity Fund (the “Fund”) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$99	1.95%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	1.95%	[3]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor C Shares	0.67%	22.72%	10.51%	8.34%
Investor C Shares (with sales charge)	(0.34)	21.72	10.51	8.34
MSCI World Index	11.13	33.68	12.03	9.78

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,353,308,565
Holdings Count | Holding	24
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,353,308,565
Number of Portfolio Holdings	24
Portfolio Turnover Rate	22%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
United States	73.5%
Denmark	8.5%
France	7.4%
Netherlands	6.8%
Italy	3.5%
United Kingdom	0.8%
Liabilities in Excess of Other Assets	(0.5)%
Ten largest holdings
Security(a)	Percent of Net Assets
Microsoft Corp.	9.5%
Novo Nordisk A/S, Class B	8.5%
ASML Holding NV	6.8%
Meta Platforms, Inc., Class A	5.6%
S&P Global, Inc.	5.5%
Masimo Corp.	5.0%
Visa, Inc., Class A	5.0%
Mastercard, Inc., Class A	4.9%
Cadence Design Systems, Inc.	4.9%
Alphabet, Inc., Class C	4.7%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Microsoft Corp.	9.5%
Novo Nordisk A/S, Class B	8.5%
ASML Holding NV	6.8%
Meta Platforms, Inc., Class A	5.6%
S&P Global, Inc.	5.5%
Masimo Corp.	5.0%
Visa, Inc., Class A	5.0%
Mastercard, Inc., Class A	4.9%
Cadence Design Systems, Inc.	4.9%
Alphabet, Inc., Class C	4.7%
(a)	Excludes short-term securities.

C000250247 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Unconstrained Equity Fund
Class Name	Class K Shares
Trading Symbol	MKEAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Unconstrained Equity Fund (the “Fund”) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$39	0.84%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.84%	[4]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class K Shares	1.25%	23.99%	11.71%	9.31%
MSCI World Index	11.13	33.68	12.03	9.78

Performance Inception Date	May 14, 2024
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,353,308,565
Holdings Count | Holding	24
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,353,308,565
Number of Portfolio Holdings	24
Portfolio Turnover Rate	22%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
United States	73.5%
Denmark	8.5%
France	7.4%
Netherlands	6.8%
Italy	3.5%
United Kingdom	0.8%
Liabilities in Excess of Other Assets	(0.5)%
Ten largest holdings
Security(a)	Percent of Net Assets
Microsoft Corp.	9.5%
Novo Nordisk A/S, Class B	8.5%
ASML Holding NV	6.8%
Meta Platforms, Inc., Class A	5.6%
S&P Global, Inc.	5.5%
Masimo Corp.	5.0%
Visa, Inc., Class A	5.0%
Mastercard, Inc., Class A	4.9%
Cadence Design Systems, Inc.	4.9%
Alphabet, Inc., Class C	4.7%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Microsoft Corp.	9.5%
Novo Nordisk A/S, Class B	8.5%
ASML Holding NV	6.8%
Meta Platforms, Inc., Class A	5.6%
S&P Global, Inc.	5.5%
Masimo Corp.	5.0%
Visa, Inc., Class A	5.0%
Mastercard, Inc., Class A	4.9%
Cadence Design Systems, Inc.	4.9%
Alphabet, Inc., Class C	4.7%
(a)	Excludes short-term securities.

C000047292 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Unconstrained Equity Fund
Class Name	Class R Shares
Trading Symbol	MREGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Unconstrained Equity Fund (the “Fund”) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$73	1.45%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.45%	[5]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class R Shares	0.95%	23.31%	11.07%	8.62%
MSCI World Index	11.13	33.68	12.03	9.78

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,353,308,565
Holdings Count | Holding	24
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,353,308,565
Number of Portfolio Holdings	24
Portfolio Turnover Rate	22%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
United States	73.5%
Denmark	8.5%
France	7.4%
Netherlands	6.8%
Italy	3.5%
United Kingdom	0.8%
Liabilities in Excess of Other Assets	(0.5)%
Ten largest holdings
Security(a)	Percent of Net Assets
Microsoft Corp.	9.5%
Novo Nordisk A/S, Class B	8.5%
ASML Holding NV	6.8%
Meta Platforms, Inc., Class A	5.6%
S&P Global, Inc.	5.5%
Masimo Corp.	5.0%
Visa, Inc., Class A	5.0%
Mastercard, Inc., Class A	4.9%
Cadence Design Systems, Inc.	4.9%
Alphabet, Inc., Class C	4.7%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Microsoft Corp.	9.5%
Novo Nordisk A/S, Class B	8.5%
ASML Holding NV	6.8%
Meta Platforms, Inc., Class A	5.6%
S&P Global, Inc.	5.5%
Masimo Corp.	5.0%
Visa, Inc., Class A	5.0%
Mastercard, Inc., Class A	4.9%
Cadence Design Systems, Inc.	4.9%
Alphabet, Inc., Class C	4.7%
(a)	Excludes short-term securities.

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.